CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income (loss)		$ 1,076	$ 93	$ (127)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation		(69)	(214)	(127)
Net investment and cash flow hedges		319	132	(44)
Taxes on the above items		(37)	(13)	(8)
Reclassification to profit or loss		(13)	46	44
Other comprehensive income that will be reclassified to profit or loss, net of tax		200	(49)	(135)
Items that will not be reclassified subsequently to profit or loss:
Revaluation of pension obligations		13	264	(90)
Taxes on revaluation of pension obligations		4	(12)	4
Total other comprehensive income		217	203	(221)
Comprehensive income (loss)		1,293	296	(348)
Attributable to:
Brookfield Business Partners (1)	[1]	984	83	(205)
Non-controlling interests		$ 309	$ 213	$ (143)

[1]	Comprehensive income is attributable to Brookfield Business Partners both prior to the special distribution and subsequently as a result of the partnership holding all of the class C shares issued by the company. See Note 2(b) for further details.